Securitisations - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at amortised cost | Retail credit cards
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise to extent of continuing involvement	£ 21,932	£ 11,951